SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		12 Months Ended
	Feb. 26, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiary, Sale of Stock [Line Items]
Anti-dilutive securities for calculation of diluted income (loss) per share		3,002,744	2,818,869	1,661,013
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
Subsidiary, Sale of Stock [Line Items]
Common stock subject to possible redemption (in shares)		29,220,543	29,574,811
Payment of offering costs			$ 222,351
Federal depository insurance coverage		$ 250,000
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Common stock subject to possible redemption (in shares)		29,220,543	29,574,811
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Payment of offering costs	$ 17,437,018	$ 17,437,018
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Initial Public Offering | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Anti-dilutive securities for calculation of diluted income (loss) per share	16,260,084